As filed with the Securities and Exchange Commission on November 24, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 84.1%
Aerospace & Defense - 2.8%
12,132	United Technologies Corp.	$1,281,139

Beverages - 1.8%
8,891	PepsiCo, Inc.	827,663

Biotechnology - 8.5%
4,219	Alexion Pharmaceuticals, Inc (a)	699,595
5,473	Biogen Idec, Inc (a)	1,810,522
6,461	Celgene Corp. (a)	612,374
2,200	Regeneron Pharmaceuticals, Inc. (a)	793,144
		3,915,635
Building Products - 2.4%
28,225	Continental Building Products, Inc. (a)	412,085
26,080	USG Corp. (a)	716,939
		1,129,024
Capital Markets - 10.1%
27,321	Evercore Partners, Inc.	1,284,087
4,080	Goldman Sachs Group, Inc.	748,966
31,340	Lazard Ltd.	1,588,938
30,125	Morgan Stanley	1,041,421
		4,663,412
Computers & Peripherals - 2.3%
10,460	Apple, Inc.	1,053,845

Diversified Telecommunication Services - 6.5%
42,227	AT&T, Inc.	1,488,079
30,088	Verizon Communications, Inc.	1,504,100
		2,992,179
Electrical Equipment - 2.5%
18,680	Emerson Electric Co.	1,168,994

Food Products - 1.7%
13,472	Kraft Foods Group, Inc	759,821

Health Care Providers & Services - 10.7%
12,930	Community Health Systems, Inc. (a)	708,435
22,577	HCA Holdings, Inc. (a)	1,592,130
22,724	Tenet Healthcare Corp. (a)	1,349,578
12,307	Universal Health Services, Inc.	1,286,082
		4,936,225
Household Products - 4.5%
17,415	Colgate-Palmolive Co.	1,135,806
8,891	Kimberly-Clark Corp.	956,405
		2,092,211

Internet & Catalog Retail - 1.0%
19,870	Jumei International Holding Ltd. - ADR (a)	466,548

Internet Software & Services - 1.9%
86	Alibaba Group Holding Ltd. - ADR (a)	7,641
11,155	Facebook, Inc. (a)	881,691
		889,332
Machinery - 3.3%
20,542	Terex Corp.	652,619
24,898	Xylem, Inc.	883,631
		1,536,250
Media - 1.1%
6,267	Viacom, Inc.	482,183

Oil, Gas & Consumable Fuels - 6.6%
17,269	Carrizo Oil & Gas, Inc. (a)	929,418
8,054	Concho Resources, Inc. (a)	1,009,891
12,710	Delek U.S. Holdings, Inc.	420,955
3,490	Pioneer Natural Resources Co.	687,425
		3,047,689
Pharmaceuticals - 3.3%
25,776	Merck & Co., Inc.	1,528,001

Semiconductors & Semiconductor Equipment - 10.6%
30,238	Canadian Solar, Inc. (a)	1,081,613
16,633	First Solar, Inc. (a)	1,094,618
38,562	Freescale Semiconductor Ltd. (a)	753,116
31,897	JinkoSolar Holding Co., Ltd. - ADR (a)	876,849
16,093	NXP Semiconductors N.V. (a)	1,101,244
		4,907,440
Software - 2.5%
31,746	PTC, Inc. (a)	1,171,427

TOTAL COMMON STOCKS
(Cost $34,533,563)		38,849,018

Contracts (100 shares per contract)
PUT OPTIONS PURCHASED - 0.1%
Index Option - 0.1%
300	SPDR S&P 500 ETF,
	Expiration: October 2014, Exercise Price: $196	62,700

TOTAL PUT OPTIONS PURCHASED
(Cost $36,311)		62,700

SHORT-TERM INVESTMENTS - 18.7%
Money Market Fund - 18.7%
8,657,231	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.01% (b)	8,657,231

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,657,231)		8,657,231

TOTAL INVESTMENTS IN SECURITIES - 102.9%
(Cost $43,227,105)	47,568,949
Liabilities in Excess of Other Assets - (2.9)%	(1,336,476)
TOTAL NET ASSETS - 100.0%	$46,232,473

ADR - American Depositary Receipt.
(a) Non-income producing security.
(b) Seven-day yield as of September 30, 2014.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments	$43,426,648

Gross unrealized appreciation	5,151,674
Gross unrealized depreciation	(1,009,373)
Net unrealized appreciation	4,142,301

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Jordan Opportunity Fund
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$38,849,018	$-	$-	$38,849,018
Put Options Purchased	-	62,700	-	62,700
Short-Term Investments	8,657,231	-	-	8,657,231
Total Investments	$47,506,249	$62,700	$-	$47,568,949

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date            11/17/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date            11/17/14

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date            11/21/14
* Print the name and title of each signing officer under his or her signature.